RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions involving Brookfield included in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Credit agreement fees with Brookfield	$—	$—	$—
Support agreement fees with Brookfield	—	—	—
Rights agreement fees to Brookfield	—	—	—
Administration fees with Brookfield	7.7	2.0	0.4
Investment management fees to Brookfield	64.0	40.0	4.0
Brookfield licensing agreement fees	—	—	—
Outsourcing fees paid to Brookfield	0.9	1.0	0.3
Outsourcing arrangements payable	—	0.7	0.5